Investment Objectives and Goals - Innovator U.S. Equity Buffer ETF - August	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity Buffer ETF™ – August
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 15.80% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses, over the period from August 1, 2025 to July 31, 2026.